Reverse Acquisition	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Reverse Acquisition

Note 3 – Reverse Acquisition

On December 24, 2020, IR-Med Inc., IR. Med Ltd. and the former shareholders of IR. Med Ltd. entered into the Stock Exchange Agreement. Pursuant to the Stock Exchange Agreement, the former shareholders of IR. Med Ltd. contributed all of their equity interests in IR. Med Ltd. in exchange for 31,043,945 shares of the IR-Med Inc.’s common stock, which resulted in IR. Med Ltd. becoming a wholly owned subsidiary of IR-Med Inc. (the “Reverse Acquisition”). Upon the closing of the Reverse Acquisition, the former shareholders of IR. Med Ltd. collectively owned approximately 58% of IR-Med Inc.’s outstanding shares of the common stock, par value $0.001 per share (the “Common Stock”) including the issuance of shares of the December 2020 private placement.

In accordance with FASB, ASC Section 805 “Business Combinations,” Prior to the business combination with IR. Med Ltd., IR-Med, Inc. did not meet the definition of a business as it was a non-operating company. As a result, the Reverse Acquisition has been accounted for as a reverse recapitalization, as the former shareholders of IR. Med Ltd controlled immediately following the Acquisition a majority of the outstanding voting shares of IR-Med, Inc, the principal officers of IR-Med Ltd. have assumed the senior management positions at IR-Med, Inc. Accordingly, IR. Med Ltd. is the acquirer for financial reporting purposes and IR-Med, Inc. is the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Acquisition are those of IR-Med Ltd. and are recorded at the historical cost basis of IR- Med Ltd., and the consolidated financial statements after completion of the Reverse Acquisition include the assets and liabilities and results of operations of the combined company. Share capital and loss per share prior to the closing of the Reverse Acquisition has been retroactively adjusted to reflect the legal capital of IR-Med Inc.

Following the Reverse Acquisition, in January 2021, IR-Med Inc. filed an amended and restated certificate of incorporation where, it changed its corporate name to “IR-Med Inc.”.